EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JUNE 29, 2017 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2017, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding the addition of a portfolio manager to the Multimanager Core Bond Portfolio:

Multimanager Core Bond Portfolio

(the “Portfolio”)

Effective Immediately, the table in the section of the Prospectus entitled “Multimanager Core Bond Portfolio – Who Manages the Portfolio – Sub-Adviser: BlackRock Financial Management, Inc. (“BlackRock”)” is hereby amended to add the following information:

Name	Title	Date Began Managing the Portfolio
David Rogal	Director of BlackRock	June 2017

Effective Immediately, the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – BlackRock Financial Management Inc.” is hereby amended to add the following information:

David Rogal is a member of the team that is primarily responsible for the investment decisions for an Active Allocated Portion of the Multimanager Core Bond Portfolio.

David Rogal, Director, is a member of the Multi-Sector Retail & Rates team within BlackRock’s Americas Fixed Income Group. He is a portfolio manager on the Multi-Sector Mutual Fund Team. Mr. Rogal moved to his current role in 2009. Previously, he was a member of BlackRock’s Multi-Asset Portfolio Strategies group. Mr. Rogal began his career at BlackRock in 2006 as an analyst in the Financial Institutions Group.

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Effective Immediately, in the section of the SAI entitled “Appendix C – EQ Advisors Trust – Portfolio Manager Information – BlackRock Financial Management, Inc. (“BlackRock” or “Sub-Adviser”)” is hereby amended to include the following information:

BlackRock Financial Management, Inc. (“BlackRock” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as
	of December 31, 2016						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Multimanager Core Bond Portfolio
David Rogal*	10	$47.63 Billion	8	$9.93 Billion	1	$658.4 Billion	0	N/A	0	N/A	0	N/A
*	Information for Mr. Rogal has been provided as of February 28, 2017.

        Ownership of Securities of the Fund as of December 31, 2016

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Multimanager Core Bond Portfolio
David Rogal*	X
*	Information for Mr. Rogal has been provided as of February 28, 2017.

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